Property and Equipment (Tables)	12 Months Ended
Jul. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Property and equipment consisted of the following at the dates indicated:

	Life in	July 31,
(Dollars in millions)	Years	2025	2024
Computer software	2-6	$791	$810
Buildings	5-30	644	636
Leasehold improvements	2-16	479	495
Equipment	3-5	175	177
Furniture and fixtures	5	139	141
Land	–	96	96
Capital in progress	–	39	17
		2,363	2,372
Less accumulated depreciation and amortization		(1,402)	(1,363)
Total property and equipment, net		$961	$1,009